                     -------------------------------------
                                     TRUST

                               for Credit Unions

                     -------------------------------------


                                 Annual Report
                           -------------------------
                                August 31, 1999

Dear TCU Investor:

  We would like to take this opportunity to thank you for your continued support of the Trust for Credit Unions ("TCU"). Special thanks are in order to the many credit unions that have opened new accounts, or broadened their TCU portfolio holdings during the past year.

  During the last year, mutual funds represented one of the fastest growing segments of credit unions' investment portfolios. TCU maintained its title as the first and largest family of mutual funds focused exclusively on the credit union industry (source: Callahan & Associates). With your help, in February, total TCU balances exceeded $3 billion, and assets of the TCU Money Market Portfolio reached $2 billion in March 1999.

  We constantly strive to ensure that TCU meets the investment needs of credit unions. During the past year, many have shared with us the importance of TCU in their preparation for the Year 2000. As such, we have undertaken several new initiatives designed to assist you as we approach the Year 2000:

  . In August 1999, we instituted monthly conference calls designed to increase communications on Year 2000 topics, both with investors and our Goldman Sachs & Co. ("Goldman Sachs") portfolio managers.

  . We increased communication on TCU Year 2000 readiness, including proxy testing by investors.

  . We have worked with credit unions to allow them to use certain TCU holdings as collateral for Year 2000-related lines of credit.

  Thank you again for selecting TCU. We look forward to serving you as your credit union's investment resource into the next millennium.

Sincerely,

/s/ Judith E. Sandberg                 /s/ Gordon Linke

Judith E. Sandberg                     Gordon Linke
President                              Vice President
Callahan Financial Services, Inc.      Goldman Sachs Asset Management
And Trust for Credit Unions





September 20, 1999

Economic Summary

The U.S. Economy Continues To Move Forward

  The robust growth we continue to see in the U.S. economy seemed unlikely a year ago. During the fourth quarter of 1998, the Federal Reserve Board (the "Fed") made the last of three interest rate cuts. The Fed's actions signaled its concerns over the economic crisis overseas, and its potential for triggering a meaningful slowdown of the U.S. economy in 1999. However, during the first quarter of the year, economic data pointed to economies in Asia rebounding much faster than anticipated, and the U.S. economy resumed its march forward. While inflation had not been a concern for quite some time, several factors, including rising commodity prices and wage pressures, led the Fed to raise short-term interest rates toward the end of the reporting period.

The Bond Market: Rising Rates Lead To Mixed Results

  Over the last year, the prospects for the bond market have come full circle. In the wake of last year's currency crisis, U.S. Treasuries rallied strongly, as investors turned to these securities as a "safe haven" in the face of adversity. However, the surprising strength of the U.S. economy has led to a reversal of fortune in the bond market. Throughout much of the year, yields have risen, due to concern that the Fed would raise interest rates to head off a resurgence in inflation. By the time rates were increased this summer, the yield curve had already reflected the prospect of a tighter monetary policy, with the yield on 30-year U.S. Treasuries rising above 6%.

Outlook

  The Federal Reserve has currently adopted a neutral bias and indicated that recent tightening should markedly diminish the risk of rising inflation going forward. However, with the economy remaining very robust, investors are cautioned that interest rate increases could occur in the near future.

TCU Money Market Portfolio

Objective

  The TCU Money Market Portfolio ("MMP" or the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity through investments in high-quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

  For the year ended August 31, 1999, the MMP had an average annual total return of 5.09%, outperforming the IBC Financial Data All-Taxable Money Market Index total return of 4.82%. As of August 31, 1999, the Portfolio had a seven-day current yield of 5.20% and an effective yield of 5.33%. As of that date, the Portfolio's seven-day current and effective yields without fee waivers would have been 4.83% and 4.94%/1/, respectively.

Portfolio Composition and Investment Strategies

  During the reporting period, the Fed shifted its monetary policy from one of easing, to maintaining, to tightening monetary policy. The Fed increased the federal funds target rate in two 25 basis point increments, to 5.25%, due to ongoing economic strength and the fear of possible inflationary pressures. During this period, we increased the overnight position of the Portfolio to take advantage of opportunities in the current rising interest rate environment.

  . We increased the Portfolio's position in certificates of deposit ("CDs") as a result of increased supply. CDs offered relative value versus repurchase agreements.

  . We substantially increased the Portfolio's positions in variable rate obligations, and moderately increased the Portfolio's position in bank notes. Variable rate obligations offered relative value in the existing yield curve environment.

  . Given the anticipated Year 2000 supply and potential liquidity constraints, we established several positions in federal agency securities.
---------------------
/1/ Please note that an investment in the Portfolio is neither insured nor guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency. Although the Portfolio seeks to preserve the value of your investment of $1.00 per unit, it is possible to lose money by investing in the Portfolio.

                  Portfolio Composition as of August 31, 1999*


                            [PIE CHART APPEARS HERE]


                 Euro Certificates of Deposit             1.4%
                 Repurchase Agreements                   38.3%
                 Bank Notes                              12.4%
                 Certificates of Deposit                 12.2%
                 Time Deposit                             2.3%
                 Variable Rate Notes                     24.9%
                 Government Agency Securities             8.5%



* These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Forward

  At this point, it is unclear whether further tightening by the Fed will be necessary to keep the economy from overheating and triggering an increase in inflation. Over the next few months, we will focus on data that will provide a clearer outlook for the economy. In addition, as the end of the year approaches, we believe that the uncertainties surrounding Year 2000 will increase and that the likelihood that the Fed will tighten further will diminish. We expect to continue to target a neutral weighted average maturity, taking advantage of opportunities on the yield curve, while seeking to maintaining adequate liquidity.

TCU Government Securities Portfolio

Objective

  The TCU Government Securities Portfolio ("GSP" or the "Portfolio") seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. The Portfolio invests primarily in adjustable rate mortgage securities ("ARMs") issued by the U.S. government, its agencies or instrumentalities. Of course, an investment in the Portfolio is neither insured nor guaranteed by the U.S. government. The GSP's maximum duration is equal to that of a two-year U.S. Treasury security, and its target duration is to be no shorter than that of a six-month U.S. Treasury security and no longer than that of a one-year U.S. Treasury security. As of August 31, 1999, its actual duration was 0.86 years, compared to 0.67 years for a nine-month Treasury security.

Performance Review

  For the year ended August 31, 1999, the total return of the GSP was 4.25%, versus the 4.68% total return for the nine-month Treasury average. (The nine-month Treasury security, as reported by Merrill Lynch, represents a hypothetical average weighted return of the six-month and one-year Treasury securities. The nine-month Treasury security does not reflect any fees or expenses.)
  The Portfolio's net asset value ("NAV") fell during the period, closing at $9.65, down $0.14 from its level a year earlier. As of August 31, 1999, the Portfolio's 30-day distribution rate was 5.51% and its SEC standardized 30-day yield was 5.63%.

Portfolio Composition and Investment Strategies

  Earlier in the period under review, low interest rates and a persistently flat yield curve encouraged ARM prepayment activity as borrowers sought to lock in attractive long-term fixed-rate financing. As a result, spreads widened as investors demanded greater compensation for accepting the sector's heightened prepayment risk. In response, we gradually reduced the Portfolio's exposure to ARMs. However, the prepayment environment has improved significantly in recent months. Actual prepayments have slowed and forward projections indicate this trend could continue. Within this sector, we are currently emphasizing fully-indexed, seasoned issues that provide cash flow and limited cap risk.
  We have also increased the Portfolio's exposure to collateralized mortgage obligations ("CMOs"), as the subsector provided attractive returns and short, stable cash flows. We are currently optimistic about the outlook for CMOs. However, a careful eye will be kept on the direction of monetary policy and the impact Year 2000 has on investors' willingness to accept risk.

                  Portfolio Composition as of August 31, 1999*


                            [PIE CHART APPEARS HERE]


                 Repurchase Agreement                     1.3%
                 ARMs                                    54.2%
                 Agency Debentures                        6.6%
                 U.S. Treasuries                         10.6%
                 PACs                                     1.7%
                 Sequentials                              6.5%
                 Floaters                                13.2%
                 Support                                  0.5%
                 Fixed Rate Mortgage Pass-Throughs        5.4%


* The percentages shown are of total Portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Forward

  In general, we continue to hold a favorable outlook on the mortgage market, and at current valuations we feel that we are well compensated for the liquidity and prepayment risks. While spreads are wider, we believe mortgages will continue to outperform over the long term.

TCU Mortgage Securities Portfolio

Objective

  The TCU Mortgage Securities Portfolio ("MSP" or the "Portfolio") seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. The Portfolio invests in adjustable rate and fixed rate mortgage securities issued by the U.S. government, its agencies or instrumentalities and in mortgage securities rated AA or better by nationally recognized rating agencies. Of course, an investment in the Portfolio is neither insured nor guaranteed by the U.S. government. The MSP invests in obligations authorized under the Federal Credit Union Act with a maximum duration not to exceed that of a three-year U.S. Treasury security and a target duration equal to that of its benchmark, the two-year U.S. Treasury security. As of August 31, 1999, the Portfolio's actual duration was 2.02 years, versus
1.87 years for its benchmark.

Performance Review

  The Portfolio's total return for the one-year period ended August 31, 1999, was 2.51%, versus a 2.74% return for the two-year U.S. Treasury note. The Portfolio's net asset value (NAV) fell during the period, closing at $9.57, down $0.33 from its level a year earlier. As of August 31, 1999, the Portfolio's 30-day distribution rate was 5.89% and the SEC standardized 30-day yield was 6.22%.

Portfolio Composition and Investment Strategies

  With the rise in interest rates, we have seen a reversal in mortgage prepayment activity. Low interest rates and a persistently flat yield curve encouraged ARM prepayment activity earlier in the reporting period, as borrowers sought to lock in attractive long-term fixed-rate financing. Because of this, spreads widened, as investors looked for greater compensation for accepting the sector's heightened prepayment risk. In response, we gradually reduced the Portfolio's exposure to ARMs. However, the prepayment environment has improved in recent months. Actual prepayments have slowed significantly and projections indicate this trend could continue. As a result, we decreased the Portfolio's exposure to Treasuries in favor of CMOs. We currently remain optimistic about the outlook for CMOs. However, a diligent analysis on the direction of monetary policy and the impact the Year 2000 has on investors will be needed to judge their willingness to accept risk.

                  Portfolio Composition as of August 31, 1999*


                            [PIE CHART APPEARS HERE]


                 Repurchase Agreement                     2.8%
                 U.S. Treasuries                          7.5%
                 Agency Debentures                       10.5%
                 ARMs                                    10.5%
                 Fixed Rate Mortgage Pass-Throughs        9.4%
                 Sequentials                             18.7%
                 PACs                                    33.9%
                 Floaters                                 2.0%
                 Mezzanine                                1.6%
                 Support                                  1.2%
                 TAC                                      1.9%


* The percentages shown are of total Portfolio investments that have settled and include an offset to cash equivalents relating to unsettled trades. These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Forward

  In general, we continue to hold a favorable outlook on the mortgage market, and at current valuations we feel that we are well compensated for the liquidity and prepayment risks. While spreads are wider, we believe mortgages will continue to outperform over the long term.

TCU Portfolio Distribution Policy

  As required by tax law, all mutual funds, including the three TCU Portfolios, must distribute substantially all of the taxable income they generate each year.
  For the TCU Money Market Portfolio, substantially all of the net investment income and net short-term capital gains will be declared as a dividend on a daily basis and paid monthly. If the Portfolio were to realize any net long-term capital gains, they would normally be distributed at calendar year-end.
  For the TCU Government Securities Portfolio and the TCU Mortgage Securities Portfolio, dividends are declared daily and paid monthly based on the income each Portfolio is expected to generate during the month. The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will increase and as interest rates decline, dividends will be reduced). In addition, because these TCU Portfolios invest in mortgage securities that are subject to prepayments, we cannot precisely predict the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute amounts above or below current income levels. Any excess income, over-distributions or net capital gains generated will be paid out in a special distribution or adjusted at calendar year-end.

  We appreciate your confidence in the TCU Portfolios and we look forward to continuing to serve your investment needs in the future.

Goldman Sachs Money Market Portfolio Management Team
Goldman Sachs U.S. Fixed Income Investment Management Team

September 20, 1999

                            TRUST FOR CREDIT UNIONS
                            PERFORMANCE COMPARISON

In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the years ended August 31, 1999. Each of the two Trust for Credit Union portfolios is compared to its benchmarks assuming the following initial investment:

                        Initial
      Portfolio        Investment                   Compare to:
---------------------  ---------- ------------------------------------------------
Government Securities   $10,000   Lehman Brothers Mutual Fund Adjustable Rate
 ("GSP"):                         Mortgage Index ("Lehman ARM Index")(c); Lehman
                                  Brothers Mutual Fund Short (1-2) Government
                                  Index ("Lehman 1-2 Gov't Index"); 1-Year U.S.
                                  Treasury Bill ("1-year T-Bill"); 6-Month U.S.
                                  Treasury Bill ("6-month T-Bill").

Mortgage Securities     $10,000   Lehman ARM Index; Lehman Brothers Mutual Fund
 ("MSP"):                         Short (1-3) Government Index ("Lehman 1-3 Gov't
                                  Index"); 2-Year U.S. Treasury Note ("2-year T-
                                  Note").

All performance data shown represents past performance and should not be considered indicative of future performance, which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.




                             [CHART APPEARS HERE]

                        Government Securities Portfolio

                         LEHMAN ARM   LEHMAN 1-2      1-YEAR     6-MONTH
                 GSP      INDEX(c)    GOV'T INDEX     T-BILL     T-BILL
                ------   ----------   -----------     ------     -------
   8/1/91(b)    $10,000      N/A*        $10,000      $10,000    $10,000
   8/31/91      $10,057      N/A*        $10,125      $10,083    $10,060
   1/1/92*        --       $10,313         --           --         --
   8/31/92      $10,730    $10,818       $11,061      $10,776    $10,617
   8/31/93      $11,166    $11,496       $11,610      $11,187    $10,985
   8/31/94      $11,427    $11,587       $11,878      $11,485    $11,369
   8/31/95      $12,092    $12,540       $12,713      $12,228    $12,054
   8/31/96      $12,851    $13,348       $13,393      $12,890    $12,706
   8/31/97      $13,763    $14,411       $14,298      $13,712    $13,424
   8/31/98      $14,533    $15,351       $15,277      $14,543    $14,183
   8/31/99      $15,151    $15,940       $15,914      $15,206    $14,849
                --------------------------------------------------------

            ------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
            ------------------------------------------------------
            ONE YEAR        FIVE YEAR           SINCE INCEPTION(a)
            ------------------------------------------------------
              4.25%           5.80%                  5.29%
            ------------------------------------------------------



                             [CHART APPEARS HERE]

                         Mortgage Securities Portfolio


                                LEHMAN ARM      LEHMAN 1-3         2-YEAR
                     MSP          INDEX         GOV'T INDEX        T-NOTES
                    ------      ----------      -----------        -------
   11/1/92(b)       10,000        10,000          10,000           10,000
   8/31/93          10,651        10,657          10,522           10,527
   8/31/94          10,757        10,741          10,701           10,681
   8/31/95          11,640        11,625          11,494           11,488
   8/31/96          12,301        12,373          12,095           12,047
   8/31/97          13,272        13,359          12,945           12,885
   8/31/98          14,347        14,231          13,891           13,820
   8/31/99          14,707        14,777          14,433           14,199


            ------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
            ------------------------------------------------------
            ONE YEAR        FIVE YEAR           SINCE INCEPTION(a)
            ------------------------------------------------------
              2.51%           6.45%                  5.71%
            ------------------------------------------------------


(a) The Government Securities and Mortgage Securities Portfolios commenced operations July 10, 1991 and October 9, 1992, respectively.
(b) For comparative purposes, initial investments are assumed to be made on the first day of the month following each portfolio's inception.
(c) The calculation of the Lehman ARM Index was initiated for the month ended January 31, 1992. For comparative purposes in this graph, an initial investment for this index is assumed on January 1, 1992, at a value equal to the Government Securities Portfolio's investment at such date.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Unitholders and Trustees of
 Trust for Credit Unions:

  We have audited the accompanying statements of assets and liabilities of Trust for Credit Unions (the "Fund") (a Massachusetts business trust comprising the Money Market Portfolio, the Government Securities Portfolio, and the Mortgage Securities Portfolio), including the statements of investments as of August 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Trust for Credit Unions as of August 31, 1999, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
October 13, 1999

                            TRUST FOR CREDIT UNIONS

                                ---------------

                             MONEY MARKET PORTFOLIO

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

 Principal              Interest                          Maturity                          Amortized
  Amount                  Rate                              Date                              Cost
 ---------              --------                          --------                          ---------
                             Bank Notes (12.4%)
 BankBoston, N.A.
 $ 40,000                 5.17%                          09/02/1999                         $ 40,000
 First USA Bank
   20,000                 5.21                           10/18/1999                           20,000
 Huntington National Bank
   10,000                 4.98                           01/11/2000                            9,999
    2,000                 6.15                           02/22/2000                            2,004
 Key Bank National Association
   10,000                 5.60                           06/16/2000                            9,994
    5,000                 5.65                           06/26/2000                            4,997
 National City Bank
   15,000                 5.08                           02/11/2000                           14,997
 NationsBank, N.A.
   15,000                 5.00                           01/05/2000                           14,999
 PNC Bank, N.A.
   15,000                 5.04                           02/16/2000                           14,997
                                                                                            --------
    Total Bank Notes..................................                                      $131,987
                                                                                            --------
                       Certificates of Deposit (12.2%)
 American Express Centurion Bank
 $ 25,000                 5.22%                          09/13/1999                         $ 25,000
 Chase Manhattan Bank, N.A.
   25,000                 5.00                           09/08/1999                           25,000
 FCC National Bank
   30,000                 5.16                           09/16/1999                           30,000
 First National Bank of Maryland
   15,000                 4.99                           01/25/2000                           14,998
   10,000                 5.11                           02/23/2000                            9,999
 NationsBank, N.A.
   10,000                 4.99                           01/11/2000                            9,989
 Regions Bank
   15,000                 5.15                           02/18/2000                           15,000
                                                                                            --------
    Total Certificates of Deposit.....................                                      $129,986
                                                                                            --------

 Principal              Interest                          Maturity                          Amortized
  Amount                  Rate                              Date                              Cost
 ---------              --------                          --------                          ---------
                     Euro Certificates of Deposit (1.4%)
 Morgan Guaranty Trust Co.
 $ 15,000                 5.09%                          02/14/2000                          $14,989
                                                                                             -------
    Total Euro Certificates of Deposit................                                       $14,989
                                                                                             -------
                     Government Agency Securities (8.5%)
 Federal Home Loan Bank
 $ 10,000                 5.52%                          08/02/2000                          $ 9,990
 Federal Home Loan Mortgage
   20,000                 5.02                           09/23/1999                           19,939
 Federal National Mortgage Association
   15,000                 5.00                           05/05/2000                           14,988
   16,240                 5.56                           07/24/2000                           16,234
 Student Loan Marketing Association
   30,000                 5.40                           10/17/1999                           29,993
                                                                                             -------
    Total Government Agency Securities................                                       $91,144
                                                                                             -------
                             Time Deposit (2.3%)
 Marshall & Ilsley Bank
 $ 25,000                 5.23%                          10/08/1999                          $25,000
                                                                                             -------
    Total Time Deposit................................                                       $25,000
                                                                                             -------
                        Variable Rate Notes # (24.8%)
 American Express Centurion Bank
 $ 10,000                 5.23%                          03/13/2000                          $10,000
 Chase Manhattan Bank, N.A.
   15,000                 5.24                           05/25/2000                           14,993
 Comerica Bank Detroit
   20,000                 5.12                           02/02/2000                           19,997
   10,000                 5.23                           07/13/2000                            9,996
 First Tennessee Bank, N.A.
   25,000                 5.24                           07/17/2000                           24,991
 First Union National Bank
    5,000                 5.35                           09/01/1999                            5,000
   15,000                 5.33                           10/19/1999                           15,000

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      MONEY MARKET PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

 Principal             Interest                        Maturity                        Amortized
  Amount                 Rate                            Date                             Cost
 ---------             --------                        --------                        ---------
                     Variable Rate Notes--(Continued)
 First USA Bank
 $ 10,000                5.66%                        10/21/1999                       $   10,015
 Fleet National Bank
   10,000                5.53                         09/15/1999                            9,997
   15,000                5.54                         09/15/1999                           14,998
 Key Bank National Association
   10,000                5.31                         10/13/1999                           10,003
 Morgan Guaranty Trust Co.
   20,000                5.31                         09/27/1999                           20,000
 Old Kent Bank
   25,000                5.45                         09/17/1999                           24,992
 PNC Bank, N.A.
   20,000                5.21                         09/13/1999                           19,993
 Southtrust Bank of Alabama, N.A.
   25,000                5.13                         09/08/1999                           24,995
 US Bank, N.A.
    5,000                5.15                         09/08/1999                            5,000
   10,000                5.16                         09/15/1999                            9,995
   15,000                5.33                         09/15/1999                           15,008
                                                                                       ----------
    Total Variable Rate Notes.......................                                   $  264,973
                                                                                       ----------
                       Repurchase Agreements (38.3%)
 Joint Account I
 $183,800                5.45%                        09/01/1999                       $  183,800
 Joint Account II
  225,000                5.52                         09/01/1999                          225,000
                                                                                       ----------
    Total Repurchase Agreements.....................                                   $  408,800
                                                                                       ----------
    Total Investments...............................                                   $1,066,879
                                                                                       ==========

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
# Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 1999. Maturity date shown is the date of the next coupon rate reset or actual maturity.

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                        GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                   Mortgage Backed Obligations (80.9%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (17.8%)
 $ 2,583                 6.50%                          08/01/2017                         $  2,623
     810                 6.89                           04/01/2018                              826
   4,584                 6.79                           05/01/2018                            4,707
   1,583                 6.87                           07/01/2018                            1,629
   3,151                 7.86                           11/01/2018                            3,220
   5,330                 6.67                           08/01/2019                            5,428
   4,674                 6.74                           08/01/2019                            4,782
  15,700                 7.00                           11/01/2019                           16,153
   3,490                 6.87                           07/01/2021                            3,579
   4,172                 6.80                           11/01/2021                            4,267
   2,885                 6.71                           02/01/2022                            2,948
  16,405                 7.01                           02/01/2022                           16,825
  12,576                 6.98                           04/01/2022                           13,009
   1,885                 6.26                           11/01/2022                            1,891
   2,711                 6.50                           11/01/2022                            2,748
   8,345                 6.87                           11/01/2022                            8,569
   5,318                 6.80                           06/01/2024                            5,454
   3,202                 7.88                           10/01/2025                            3,274
   1,782                 6.33                           02/01/2028                            1,818
   2,710                 6.31                           04/01/2028                            2,762
   3,272                 5.73                           06/01/2029                            3,201
   1,538                 6.54                           07/01/2029                            1,566
   8,102                 5.77                           01/01/2030                            7,925
   3,792                 6.65                           05/01/2031                            3,830
                                                                                           --------
   Total Adjustable Rate FHLMC.......................                                      $123,034
                                                                                           --------
Adjustable Rate Federal National Mortgage Association (FNMA) # (32.4%)
 $ 2,150                 7.15%                          10/01/2013                         $  2,173
   2,114                 5.89                           03/01/2017                            2,130
   1,184                 6.61                           07/01/2017                            1,203
   1,297                 6.37                           11/01/2017                            1,313
   1,220                 6.85                           11/01/2017                            1,254

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
Adjustable Rate FNMA--(Continued)
 $ 9,326                 6.50%                          12/01/2017                         $  9,511
   1,172                 6.50                           04/01/2018                            1,198
   1,027                 6.47                           05/01/2018                            1,043
   1,892                 6.52                           06/01/2018                            1,909
     785                 7.08                           06/01/2018                              793
   2,867                 6.47                           08/01/2018                            2,932
   4,701                 6.75                           09/01/2018                            4,827
   2,341                 6.78                           09/01/2018                            2,388
     806                 6.71                           11/01/2018                              825
   1,777                 6.54                           05/01/2019                            1,813
  13,831                 6.42                           06/01/2019                           14,112
   1,423                 6.50                           07/01/2019                            1,460
   5,070                 7.01                           12/01/2019                            4,887
   2,282                 6.88                           03/01/2020                            2,344
     838                 6.59                           05/01/2020                              851
  12,227                 7.21                           05/01/2020                           12,534
   4,434                 6.75                           12/01/2020                            4,516
  25,865                 6.89                           01/01/2021                           26,758
   9,826                 6.55                           04/01/2021                           10,069
  43,208                 6.78                           09/01/2021                           44,376
   1,170                 6.58                           10/01/2021                            1,194
   2,419                 6.90                           11/01/2021                            2,488
   1,290                 6.96                           02/01/2022                            1,325
   4,269                 6.85                           05/01/2022                            4,373
  20,384                 6.83                           09/01/2022                           20,855
   2,470                 7.99                           01/01/2023                            2,534
   2,451                 6.46                           03/01/2024                            2,518
  11,289                 6.74                           09/01/2025                           11,510
   3,231                 6.38                           10/01/2025                            3,265
   2,778                 6.57                           07/01/2027                            2,833
   2,086                 6.52                           10/01/2027                            2,131
  11,934                 6.35                           07/01/2028                           12,012
     465                 6.85                           01/01/2031                              478
                                                                                           --------
   Total Adjustable Rate FNMA........................                                      $224,735
                                                                                           --------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate Government National Mortgage Association (GNMA) # (3.7%)
 $ 2,159                  6.13%                            11/20/2020                           $ 2,192
     791                  6.63                             09/20/2021                               801
   4,458                  6.38                             05/20/2022                             4,490
   3,650                  6.63                             09/20/2022                             3,695
   2,328                  6.38                             03/20/2023                             2,350
   4,394                  6.63                             07/20/2023                             4,447
   3,181                  6.63                             09/20/2023                             3,222
   4,158                  6.63                             09/20/2025                             4,191
                                                                                                -------
   Total Adjustable Rate GNMA..........................                                         $25,388
                                                                                                -------
Fixed Rate FHLMC (1.9%)
 $ 3,324                  6.50%                            11/01/2010                           $ 3,283
   9,557                  8.00                             01/01/2028                             9,695
                                                                                                -------
   Total Fixed Rate FHLMC..............................                                         $12,978
                                                                                                -------
Fixed Rate FNMA (2.8%)
 $ 7,189                  7.00%                            10/01/2002                           $ 7,198
   3,459                  7.00                             03/01/2004                             3,452
      43                  7.00                             04/01/2004                                43
     563                  7.00                             04/01/2004                               562
   5,754                  6.00                             06/01/2004                             5,491
   3,000                  6.00                              TBA-15 yr                             2,859
                                                                                                -------
   Total Fixed Rate FNMA...............................                                         $19,605
                                                                                                -------
Fixed Rate GNMA (0.6%)
 $ 4,698                  6.50%                            08/15/2027                           $ 4,463
                                                                                                -------
             Collateralized Mortgage Obligations (CMOs) (21.6%)
Regular Floater CMOs # (13.1%)
FHLMC Series 1009, Class D
 $ 1,096                  5.91%                            10/15/2020                           $ 1,104
FHLMC Series 1066, Class P
   3,259                  6.21                             04/15/2021                             3,301
FHLMC Series 1555, Class FA
   2,460                  6.51                             08/15/2008                             2,528

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                  Mortgage Backed Obligations--(Continued)
Regular Floater CMOs #--(Continued)
FHLMC Series 1575, Class FA
 $ 3,000                  6.81%                            08/15/2008                           $ 3,056
FHLMC Series 1631, Class FB
   8,095                  6.49                             12/15/2023                             8,140
FHLMC Series 1635, Class F
   2,243                  5.76                             12/15/2008                             2,232
FHLMC Series 1698, Class FA
   2,966                  6.11                             03/15/2009                             3,002
FHLMC Series 2154, Class F
  23,684                  5.72                             05/15/2029                            22,760
FHLMC Series 16, Class FC
   1,944                  6.48                             08/25/2023                             1,954
FNMA REMIC Trust Series 1990-145, Class A
   7,607                  5.71                             12/25/2020                             7,588
FNMA REMIC Trust Series 1992-137, Class F
  10,000                  6.34                             08/25/2022                            10,235
FNMA REMIC Trust Series 1992-155, Class FC
   2,000                  6.19                             09/25/2007                             2,029
FNMA REMIC Trust Series 1993-27, Class F
  18,785                  6.49                             02/25/2023                            19,227
FNMA REMIC Trust Series 1993-180, Class FA
   1,498                  5.74                             09/25/2000                             1,499
FNMA REMIC Trust Series 1997-70, Class FA
   2,268                  5.76                             07/18/2020                             2,280
                                                                                                -------
   Total Regular Floater CMOs..........................                                         $90,935
                                                                                                -------
Planned Amortization Class (PAC) CMOs (1.5%)
FHLMC Series 1573, Class PE
 $ 1,432                  5.85%                            03/15/2017                           $ 1,428
FHLMC Series 1693, Class K
   1,531                  6.00                             03/15/2001                             1,530
FHLMC Series 2055, Class OA
   6,190                  6.00                             12/15/2005                             6,166
FNMA REMIC Trust Series 1993-71, Class PE
   1,623                  5.75                             07/25/2006                             1,615
                                                                                                -------
   Total PAC CMOs......................................                                         $10,739
                                                                                                -------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                 GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                           STATEMENT OF INVESTMENTS
                                August 31, 1999
                               ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs (6.5%)
FHLMC Series 1173, Class C
 $   101                 7.00%                          05/15/2020                         $    101
FHLMC Series 1398, Class G
   5,000                 7.00                           06/15/2006                            5,004
FHLMC Series 1465, Class E
   4,579                 6.50                           09/15/2006                            4,580
FHLMC REMIC Series 1369, Class G
   6,540                 6.50                           03/15/2006                            6,536
FNMA REMIC Trust Series 1990-24, Class E
     906                 9.00                           03/25/2020                              923
FNMA REMIC Trust Series 1992-19, Class K
   5,877                 7.50                           12/25/2004                            5,858
FNMA REMIC Trust Series 1993-08, Class G
   4,476                 7.00                           08/25/2006                            4,484
FNMA REMIC Trust Series 1997-23, Class C
   7,000                 7.00                           10/18/2021                            7,019
FNMA REMIC Trust Series 1998-1, Class BA
   6,874                 9.50                           04/20/2024                            7,299
GNMA REMIC Trust Series 1997-08, Class DB
   2,944                 7.25                           10/16/2022                            2,954
                                                                                           --------
   Total Sequential Fixed Rate CMOs..................                                      $ 44,758
                                                                                           --------
Support CMOs (0.5%)
FNMA REMIC Trust Series 1997-90, Class A
 $ 3,481                 7.00%                          04/18/2026                         $  3,482
                                                                                           --------
   Total CMOs........................................                                      $149,914
                                                                                           --------
Planned Amortization Class--Principal Only(S) (0.1%)
FNMA REMIC Trust Series 1993-241, Class PE
 $   814                 6.00%                          10/25/2023                         $    807
                                                                                           --------
   Total Planned Amortization Class-Principal Only...                                      $    807
                                                                                           --------
   Total Mortgage Backed Obligations (cost
    $565,516)........................................                                      $560,924
                                                                                           --------

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
                         Agency Debentures (6.5%)
Federal Farm Credit Bank
 $19,000                 5.88%                          07/02/2001                         $ 18,978
Federal Home Loan Bank
   3,700                 5.13                           02/26/2002                            3,592
Federal Home Loan Mortgage Corp.
   5,500                 5.00                           02/15/2001                            5,417
Federal National Mortgage Association
   4,200                 5.94                           03/29/2004                            4,059
   3,500                 5.90                           04/19/2004                            3,365
Sri Lanka Aid
  10,000                 5.78                           11/01/2024                           10,000
                                                                                           --------
   Total Agency Debentures (cost $45,651)............                                      $ 45,411
                                                                                           --------
                    U.S. Treasury Obligations (10.5%)
United States Treasury Notes
 $21,000                 5.63%                          11/30/2000                         $ 20,994
  52,000                 5.25                           05/31/2001                           51,569
                                                                                           --------
   Total U.S. Treasury Obligations (cost $72,637)....                                      $ 72,563
                                                                                           --------
                       Repurchase Agreement (5.6%)
Joint Account II
 $38,800                 5.52%                          09/01/1999                         $ 38,800
                                                                                           --------
   Total Repurchase Agreement (cost $38,800).........                                      $ 38,800
                                                                                           --------
   Total Investments
    (cost $722,604)..................................                                      $717,698
                                                                                           ========

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
# Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 1999.
(S) The interest rate disclosed for this security represents the effective yield to maturity.

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         MORTGAGE SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                    Mortgage Backed Obligations (78.2%)
Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (4.7%)
 $ 1,048                  6.50%                            04/01/2013                           $ 1,018
   1,855                  6.50                             04/01/2013                             1,802
   1,885                  6.50                             04/01/2013                             1,832
   1,865                  6.50                             05/01/2013                             1,812
     808                  6.50                             05/01/2013                               785
     932                  6.50                             06/01/2013                               905
     947                  6.50                             07/01/2013                               920
   3,799                  6.50                             07/01/2013                             3,691
   1,426                  6.50                             07/01/2013                             1,385
   2,628                  6.50                             07/01/2013                             2,553
   2,757                  6.50                             06/01/2014                             2,679
   2,763                  8.50                             05/01/2028                             2,851
     949                  8.50                             05/01/2028                               979
                                                                                                -------
   Total Fixed Rate FHLMC Gold.........................                                         $23,212
                                                                                                -------
Fixed Rate Federal National Mortgage Association (FNMA) (0.8%)
 $ 1,530                  6.00%                            09/01/2007                           $ 1,496
     767                  6.00                             11/01/2009                               735
   2,000                  6.00                              TBA-15 yr                             1,906
                                                                                                -------
   Total Fixed Rate FNMA...............................                                         $ 4,137
                                                                                                -------
Fixed Rate Government National Mortgage Association (GNMA) (3.7%)
 $    91                  6.00%                            07/15/2008                           $    87
     337                  6.00                             07/15/2008                               325
     108                  6.00                             08/15/2008                               104
      88                  6.00                             09/15/2008                                85
     329                  6.00                             09/15/2008                               317
     143                  6.00                             09/15/2008                               138
     125                  6.00                             09/15/2008                               121
     228                  6.00                             09/15/2008                               220
      61                  6.00                             09/15/2008                                58

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                            --------                            -----
                 Mortgage Backed Obligations--(Continued)
Fixed Rate GNMA--(Continued)
  $ 292                   6.00%                            09/15/2008                           $ 281
     86                   6.00                             09/15/2008                              82
    149                   6.00                             09/15/2008                             143
     42                   6.00                             09/15/2008                              41
    315                   6.00                             09/15/2008                             304
    270                   6.00                             09/15/2008                             260
    145                   6.00                             09/15/2008                             140
    222                   6.00                             09/15/2008                             214
    320                   6.00                             10/15/2008                             308
    288                   6.00                             10/15/2008                             278
    247                   6.00                             10/15/2008                             238
    220                   6.00                             10/15/2008                             212
    189                   6.00                             10/15/2008                             182
    360                   6.00                             10/15/2008                             347
    238                   6.00                             10/15/2008                             229
    209                   6.00                             11/15/2008                             201
    314                   6.00                             11/15/2008                             301
    392                   6.00                             12/15/2008                             378
    497                   6.00                             01/15/2009                             477
    206                   6.00                             02/15/2009                             198
    199                   6.00                             05/15/2009                             191
     10                   8.50                             07/15/2009                              10
     13                   8.50                             07/15/2009                              13
     15                   8.50                             09/15/2009                              15
     15                   8.50                             12/15/2009                              16
    231                   8.50                             01/15/2010                             241
    243                   8.50                             01/15/2010                             253
    323                   8.50                             01/15/2010                             336
    203                   8.50                             02/15/2010                             211
    254                   8.50                             02/15/2010                             265
    159                   8.50                             02/15/2010                             165
    150                   8.50                             02/15/2010                             156
     27                   8.50                             02/15/2010                              28

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                  Mortgage Backed Obligations--(Continued)
Fixed Rate GNMA--(Continued)
 $    46                  8.50%                            03/15/2010                           $    49
     567                  8.50                             03/15/2010                               591
     256                  8.50                             04/15/2010                               267
      22                  8.50                             04/15/2010                                23
     112                  8.50                             05/15/2010                               117
      15                  8.50                             05/15/2010                                15
     136                  8.50                             05/15/2010                               142
     283                  8.50                             06/15/2010                               295
     357                  8.50                             06/15/2010                               373
     131                  8.50                             06/15/2010                               137
     225                  8.50                             06/15/2010                               234
     193                  8.50                             07/15/2010                               201
     208                  8.50                             08/15/2010                               216
     186                  8.50                             10/15/2010                               195
     796                  8.50                             11/15/2010                               831
     510                  8.50                             12/15/2010                               532
     409                  8.50                             12/15/2010                               427
     697                  8.50                             09/15/2011                               724
     489                  8.50                             10/15/2011                               508
     662                  8.50                             03/15/2012                               692
     693                  8.50                             07/15/2012                               720
   2,819                  6.50                             08/15/2027                             2,678
                                                                                                -------
   Total Fixed Rate GNMA...............................                                         $18,136
                                                                                                -------
             Collateralized Mortgage Obligations (CMOs) (69.0%)
Adjustable Rate CMOs # (10.3%)
Chase Mortgage Finance Corp. Series 1995-A, Class A
 $10,671                  6.20%                            04/25/2025                           $10,648
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
   3,138                  6.66                             09/25/2022                             3,144
CMC Securities Corp. II Series 1993-21, Class A2
   1,084                  6.34                             09/25/2023                             1,091
Federal National Mortgage Association
   8,201                  6.89                             01/01/2021                             8,484

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate CMOs--(Continued)
Imperial Savings Association Series 1988-3, Class A
 $  965                   6.72%                            01/25/2018                           $   961
Independent National Mortgage Corp. Series 1994-W, Class A1
    417                   7.60                             12/25/2024                               415
Merrill Lynch Mortgage Investors, Inc. Series 1994-1, Class A1
  1,626                   7.11                             01/25/2005                             1,628
Prudential Home Mortgage Securities Series 1992-08, Class A1
    198                   7.11                             04/25/2022                               197
Resolution Trust Corp. Series 1992-4, Class B2
  4,500                   6.70                             07/25/2028                             4,486
Resolution Trust Corp. Series 1994-1, Class M3
  3,582                   7.33                             09/25/2029                             3,595
Resolution Trust Corp. Series 1995-1, Class A3
  5,564                   6.63                             10/25/2028                             5,588
Resolution Trust Corp. Series 1995-1, Class M3
  1,855                   6.63                             10/25/2028                             1,867
Ryland Mortgage Securities Corp. Series 1989-FN1, Class A
    389                   6.87                             11/01/2018                               387
Ryland Mortgage Securities Corp. Series 1991-B1, Class 1
    546                   6.57                             03/25/2020                               544
Ryland Mortgage Securities Corp. Series 1992-3, Class A2
  3,375                   6.73                             06/25/2020                             3,362
Salomon Brothers Mortgage Securities Series 1990-3A, Class 1
    591                   6.14                             11/25/2020                               588
Salomon Brothers Mortgage Securities Series VII 1994-20, Class A
  2,112                   7.48                             08/01/2024                             2,162
Saxon Mortgage Securities Corp. Series 1994-11, Class A
  1,672                   7.33                             12/25/2024                             1,679
                                                                                                -------
   Total Adjustable Rate CMOs..........................                                         $50,826
                                                                                                -------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                            --------                            -----
                 Mortgage Backed Obligations--(Continued)
Regular Floater CMOs # (2.0%)
CMC Securities Corp. III Series 1994-A, Class A17
 $ 4,867                  6.53%                            02/25/2024                           $4,990
Countrywide Funding Corp. Series 1993-10, A9
   4,931                  6.09                             01/25/2024                            4,969
                                                                                                ------
   Total Regular Floater CMOs..........................                                         $9,959
                                                                                                ------
Mezzanine CMO (1.6%)
Prudential Home Mortgage Securities Series 1992-28, Class M
 $ 7,736                  8.00%                            09/25/2022                           $7,927
                                                                                                ------
Planned Amortization Class (PAC) CMOs (33.5%)
ABN/AMRO Mortgage Corporation Series 1999-3, Class A2
 $ 3,500                  6.30%                            05/25/2029                           $3,384
Chase Mortgage Finance Corp. Series 1994-G, Class A7
  10,152                  7.00                             04/25/2025                           10,149
Chemical Mortgage Securities Inc. Series 1994-1, Class A1
   2,655                  6.25                             01/25/2009                            2,619
CMC Securities Corp. IV Series 1997-2, Class IA13
     636                  6.60                             11/25/2027                              634
Countrywide Funding Corp. Series 1993-9, Class A3
   3,000                  6.50                             01/25/2009                            2,974
Countrywide Funding Corp. Series 1993-11, Class A9
  10,750                  6.25                             02/25/2009                           10,348
Countrywide Funding Corp. Series 1994-13, Class A4
   9,405                  6.50                             06/25/2009                            9,389
Countrywide Home Loans Series 1998-11, Class A10
  11,604                  6.25                             08/25/2028                           11,445
FHLMC Series 15, Class H
   5,000                  6.50                             06/25/2019                            4,983
FHLMC Series 1556, Class G
   5,000                  6.35                             10/15/2010                            4,969
FHLMC Series 1987, Class L
  10,000                  6.20                             08/25/2022                            9,590

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
Planned Amortization Class (PAC) CMOs--(Continued)
FHLMC Series 2055, Class OD
 $15,000                 6.00%                          01/15/2012                         $ 14,264
FNMA REMIC Trust Series 1997-84, Class PA
  14,000                 5.90                           11/25/2021                           13,270
FNMA REMIC Trust Series 1997-84, Class PB
   7,000                 5.50                           01/25/2008                            6,584
GE Capital Mortgage Services, Inc. Series 1994-15, Class A8
   2,941                 6.00                           04/25/2009                            2,922
GE Capital Mortgage Services, Inc. Series 1997-8, Class A13
  13,722                 7.25                           10/25/2027                           13,709
Housing Securities, Inc. Series 1993-E, Class E8
   1,535                10.00                           02/25/2008                            1,563
Norwest Asset Securities Corp. Series 1998-17, Class A2
  14,822                 6.25                           08/25/2028                           14,707
Paine Webber Mortgage Acceptance Corp. Series 1993-6, Class A3
   3,423                 6.90                           08/25/2008                            3,419
PNC Mortgage Securities Corp. Series 1998-2, Class 5A2
   4,384                 6.63                           03/25/2028                            4,325
Prudential Home Mortgage Securities Series 1993-36, Class A12
   7,343                 7.25                           10/25/2023                            7,288
Residential Funding Mortgage Securities I Series 1993-S32, Class A3
   7,000                 6.50                           09/25/2008                            6,968
Residential Funding Mortgage Securities Series 1993-S45, Class A1
   2,811                 6.50                           12/25/2023                            2,797
Salomon Brothers Mortgage Securities VII Series 1996-6K, Class A1
   2,458                 7.00                           08/30/2024                            2,475
                                                                                           --------
   Total PAC CMOs....................................                                      $164,775
                                                                                           --------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                            --------                            -----
                 Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs (18.5%)
Bear Stearns Secured Investors Trust Series 1987-2, Class D
 $ 1,000                  9.95%                            10/20/2018                           $1,005
CMC Securities Corp. Series 1993-C, Class C3
   1,308                  9.55                             04/25/2008                            1,318
Collateralized Mortgage Obligation Trust Series 1963, Class Z
   7,026                  9.00                             10/20/2020                            7,226
Collateralized Mortgage Obligation Trust Series 64, Class Z
   6,663                  9.00                             11/20/2020                            6,863
Countrywide Funding Corp. Series 1994-3, Class A10
  18,813                  6.75                             03/25/2024                           18,242
Federal Home Loan Mortgage Corp. Series 1997-84, Class G
   3,330                  9.50                             10/18/2022                            3,458
Federal National Mortgage Association Series 1988-12, Class A
   2,080                 10.00                             02/25/2018                            2,202
GE Capital Mortgage Services Inc. Series 1994-7, Class A12
  13,771                  6.00                             02/25/2009                           13,287
Independent National Mortgage Corp. Series 1994-Q, Class A11
   4,203                  7.50                             09/25/2014                            4,171
Norwest Asset Securities Corp. Series 1997-5, Class A5
   7,652                  7.00                             04/25/2012                            7,620
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
  11,253                  7.00                             07/25/2027                           11,175
Residental Asset Securitization Trust Series 1997-A3, Class A5
   1,401                  7.75                             05/25/2027                            1,405

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs--(Continued)
Residential Funding Mortgage Securities I Series 1997-S13, Class A1
 $ 1,909                 7.25%                          09/25/2027                         $  1,905
Salomon Brothers Mortgage Securities Series 1984-2, Class Z
   3,961                10.00                           12/01/2014                            4,009
Structured Asset Securities Corp. Series 1995-3A, Class 1A1
   7,260                 7.00                           01/28/2024                            7,188
                                                                                           --------
   Total Sequential Fixed Rate CMOs..................                                      $ 91,074
                                                                                           --------
Support CMO (1.2%)
Countrywide Mortgage Backed Securities, Inc. Series 1993-A, Class A9
$ 5,638                  6.50%                          10/25/2008                         $  5,615
                                                                                           --------
Targeted Amortization Class (TAC) CMO (1.9%)
Paine Webber Mortgage Acceptance Corp. Series 1994-6, Class A7
 $10,000                 6.00%                          04/25/2009                         $  9,448
                                                                                           --------
   Total CMOs........................................                                      $339,624
                                                                                           --------
   Total Mortgage Backed Obligations (cost
    $392,212)........................................                                      $385,109
                                                                                           --------
                        Agency Debentures (10.3%)
Federal Farm Credit Bank
 $21,000                 5.88%                          07/02/2001                         $ 20,976
Federal Home Loan Banks
   5,000                 5.13                           03/08/2000                            4,976
   5,000                 6.14                           12/17/2001                            4,978
   3,700                 5.13                           02/26/2002                            3,593
Federal Home Loan Mortgage Corp.
   5,000                 5.00                           02/15/2001                            4,924

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                                August 31, 1999
                                ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                      Agency Debentures--(Continued)
Federal National Mortgage Association
 $ 6,300                 5.75%                          04/15/2003                         $  6,160
   3,000                 5.94                           03/29/2004                            2,899
   2,500                 5.90                           04/19/2004                            2,404
                                                                                           --------
   Total Agency Debentures (cost $51,295)............                                      $ 50,910
                                                                                           --------
                     U.S. Treasury Obligation (7.4%)
United States Treasury Note
 $37,000                 5.25%                          05/31/2001                         $ 36,694
                                                                                           --------
   Total U.S. Treasury Obligation (cost $36,774).....                                      $ 36,694
                                                                                           --------
                       Repurchase Agreement (3.7%)
Joint Account II
 $18,000                 5.52%                          09/01/1999                         $ 18,000
                                                                                           --------
   Total Repurchase Agreement (cost $18,000).........                                      $ 18,000
                                                                                           --------
   Total Investments (cost $498,281).................                                      $490,713
                                                                                           --------

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

# Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 1999.

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1999

                                         Money       Government     Mortgage
                                         Market      Securities    Securities
                                       Portfolio     Portfolio     Portfolio
                                     -------------- ------------  ------------
ASSETS
Investment in securities, at value
 (identified cost $1,066,879,491,
 $722,603,670, $498,281,465,
 respectively)...................... $1,066,879,491 $717,698,312  $490,712,864
Cash................................         68,544       34,462         4,084
Receivables:
 Investment securities sold.........             --    2,983,525     4,578,363
 Interest...........................      7,052,544    4,949,968     3,760,919
Other assets........................          7,214        2,873         1,847
                                     -------------- ------------  ------------
    Total assets....................  1,074,007,793  725,669,140   499,058,077
                                     -------------- ------------  ------------
LIABILITIES
Payables:
 Investment securities purchased....             --   29,725,092     4,377,427
 Dividends..........................      5,231,020    2,547,765     1,918,672
 Advisory fees......................         72,762      118,273        83,893
 Administration fees................         20,791       59,137        20,972
Accrued expenses and other
 liabilities........................        314,707       61,797        52,580
                                     -------------- ------------  ------------
    Total liabilities...............      5,639,280   32,512,064     6,453,544
                                     -------------- ------------  ------------
NET ASSETS
Paid-in capital.....................  1,068,368,513  722,534,349   512,219,096
Accumulated distributions in excess
 of net investment income...........             --   (1,559,611)     (169,159)
Accumulated net realized loss on
 investment transactions............             --  (22,912,304)  (11,876,803)
Net unrealized loss on investments..             --   (4,905,358)   (7,568,601)
                                     -------------- ------------  ------------
    Net assets...................... $1,068,368,513 $693,157,076  $492,604,533
                                     ============== ============  ============
Net asset value & public offering
 price per unit (net assets/units
 outstanding).......................          $1.00        $9.65         $9.57
                                     ============== ============  ============
UNITS OUTSTANDING
Total units outstanding, $0.001 par
 value (unlimited number of
 units authorized)..................  1,068,368,513   71,799,371    51,467,874
                                     ============== ============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                            STATEMENTS OF OPERATIONS
                       For the Year Ended August 31, 1999

                                           Money     Government     Mortgage
                                          Market     Securities    Securities
                                         Portfolio    Portfolio    Portfolio
                                        -----------  -----------  ------------
   Investment Income:
    Interest income...................  $77,259,890  $41,519,512  $ 28,952,867
                                        -----------  -----------  ------------
   Expenses:
    Advisory fees.....................    2,436,632    1,399,604       940,072
    Administration fees...............    1,524,421      699,802       235,018
    Custodian fees....................      186,001      111,281        92,974
    Professional fees.................       97,587       64,424        57,235
    Trustees' fees....................       30,881       16,922        12,201
    Other expenses....................      270,513       43,311        43,753
                                        -----------  -----------  ------------
    Total expenses....................    4,546,035    2,335,344     1,381,253
   Less--Fee waivers..................   (2,597,347)          --            --
                                        -----------  -----------  ------------
    Net expenses......................    1,948,688    2,335,344     1,381,253
                                        -----------  -----------  ------------
   Net investment income..............   75,311,202   39,184,168    27,571,614
   Net realized loss on investment
    transactions......................           --   (5,238,318)   (4,446,414)
   Net change in unrealized loss on
    investments.......................           --   (3,975,668)  (11,671,755)
                                        -----------  -----------  ------------
   Net increase in net assets
    resulting from operations.........  $75,311,202  $29,970,182  $ 11,453,445
                                        ===========  ===========  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Year Ended August 31, 1999

                                       Money         Government     Mortgage
                                       Market        Securities    Securities
                                     Portfolio       Portfolio     Portfolio
                                  ----------------  ------------  ------------
From Operations:
 Net investment income..........  $     75,311,202  $ 39,184,168  $ 27,571,614
 Net realized loss from
  investment transactions.......                --    (5,238,318)   (4,446,414)
 Net change in unrealized loss
  on investments................                --    (3,975,668)  (11,671,755)
                                  ----------------  ------------  ------------
 Net increase in net assets
  resulting from operations.....        75,311,202    29,970,182    11,453,445
                                  ----------------  ------------  ------------
Distributions to Unitholders:
 From net investment income.....       (75,311,202)  (39,184,168)  (27,571,614)
 In excess of net investment
  income........................                --       (86,230)      (22,899)
                                  ----------------  ------------  ------------
 Total distributions to
  unitholders...................       (75,311,202)  (39,270,398)  (27,594,513)
                                  ----------------  ------------  ------------
From Unit Transactions:
 Proceeds from sales of units...    11,014,710,870   119,880,996   125,600,000
 Reinvestment of dividends and
  distributions.................        36,490,252     9,163,079     5,859,291
 Cost of units repurchased......   (10,955,689,385)  (81,239,325)  (65,263,486)
                                  ----------------  ------------  ------------
 Net increase in net assets
  resulting from unit
  transactions..................        95,511,737    47,804,750    66,195,805
                                  ----------------  ------------  ------------
 Total increase.................        95,511,737    38,504,534    50,054,737
                                  ----------------  ------------  ------------
Net assets:
 Beginning of year..............       972,856,776   654,652,542   442,549,796
                                  ----------------  ------------  ------------
 End of year....................  $  1,068,368,513  $693,157,076  $492,604,533
                                  ================  ============  ============
Accumulated distributions in ex-
 cess of net investment income..  $             --  $ (1,559,611) $   (169,159)
                                  ================  ============  ============
Summary of Unit Transactions:
 Units sold.....................    11,014,710,870    12,332,391    12,758,107
 Reinvestment of dividends and
  distributions.................        36,490,252       943,969       601,593
 Units repurchased..............   (10,955,689,385)   (8,370,969)   (6,596,683)
                                  ----------------  ------------  ------------
 Increase in units outstanding..        95,511,737     4,905,391     6,763,017
                                  ================  ============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Year Ended August 31, 1998

                                       Money        Government      Mortgage
                                      Market        Securities     Securities
                                     Portfolio       Portfolio     Portfolio
                                  ---------------  -------------  ------------
From Operations:
 Net investment income..........  $    43,957,960  $  34,453,785  $ 25,109,722
 Net realized gain from
  investment transactions.......               --        276,048     2,639,413
 Net change in unrealized gain
  (loss) on investments.........               --     (2,665,524)    2,780,412
                                  ---------------  -------------  ------------
 Net increase in net assets
  resulting from operations.....       43,957,960     32,064,309    30,529,547
                                  ---------------  -------------  ------------
Distributions to Unitholders:
 From net investment income.....      (43,957,960)   (34,453,785)  (24,417,759)
 In excess of net investment
  income........................               --       (762,530)           --
                                  ---------------  -------------  ------------
 Total distributions to
  unitholders...................      (43,957,960)   (35,216,315)  (24,417,759)
                                  ---------------  -------------  ------------
From Unit Transactions:
 Proceeds from sales of units...    7,453,527,751    286,851,659   123,443,287
 Reinvestment of dividends and
  distributions.................       20,341,734      8,074,557     5,950,306
 Cost of units repurchased......   (6,942,217,385)  (201,763,429)  (43,270,804)
                                  ---------------  -------------  ------------
 Net increase in net assets re-
  sulting from unit transac-
  tions.........................      531,652,100     93,162,787    86,122,789
                                  ---------------  -------------  ------------
 Total increase.................      531,652,100     90,010,781    92,234,577
Net Assets:
 Beginning of year..............      441,204,676    564,641,761   350,315,219
                                  ---------------  -------------  ------------
 End of year....................  $   972,856,776  $ 654,652,542  $442,549,796
                                  ===============  =============  ============
Accumulated distributions in ex-
 cess of net investment income..  $            --  $  (1,343,152) $   (608,717)
                                  ===============  =============  ============
Summary of Unit Transactions:
 Units sold.....................    7,453,527,751     29,195,793    12,565,758
 Reinvestment of dividends and
  distributions.................       20,341,734        822,455       605,881
 Units repurchased..............   (6,942,217,385)   (20,521,732)   (4,391,995)
                                  ---------------  -------------  ------------
 Increase in units outstanding..      531,652,100      9,496,516     8,779,644
                                  ===============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                            MONEY MARKET PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                           Ratio information
                              Income from                                                                 assuming no waiver
                              investment   Distributions to                                               of fees or expense
                             operations(a)   unitholders                                                    reimbursements
                             ------------- ----------------                                               -------------------
                                                                                      Ratio of
                                                                                        net                         Ratio of
                                                                             Ratio of invest-                         net
                      Net                                    Net               net      ment      Net     Ratio of investment
                     asset                       From       asset            expenses  income    assets   expenses   income
                    value at      Net            net        value               to       to      at end      to        to
                     begin-     invest-        invest-        at             average  average      of     average   average
                    ning of      ment            ment       end of   Total     net      net      period     net       net
                     period     income          income      period return(b)  assets   assets   (000's)    assets    assets
                    -------- ------------- ---------------- ------ --------- -------- -------- ---------- -------- ----------
Year ended:
  8/31/99.........   $1.00       $0.05          $(0.05)     $1.00    5.09%     0.13%    4.94%  $1,068,369   0.30%     4.77%
  8/31/98.........    1.00        0.06           (0.06)      1.00    5.67      0.11     5.52      972,857   0.30      5.33
  8/31/97.........    1.00        0.05           (0.05)      1.00    5.43      0.18     5.31      441,205   0.33      5.16
  8/31/96.........    1.00        0.05           (0.05)      1.00    5.51      0.19     5.37      426,710   0.31      5.25
  8/31/95.........    1.00        0.06           (0.06)      1.00    5.56      0.20     5.55      382,096   0.33      5.42

(a) Calculated based on average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                        GOVERNMENT SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                  Income from            Distributions to
                             investment operations          unitholders
                             ---------------------       -------------------
                                                                                                         Ratio of
                                                                                                           net
                                             Net                                                Ratio of invest-
                      Net                  realized                    In       Net               net      ment
                     asset                   and           From      excess    asset            expenses  income   Port-
                    value at   Net        unrealized       net       of net    value               to       to     folio
                     begin-  invest-     gain (loss)     invest-    invest-      at             average  average   turn-
                    ning of    ment       on invest-       ment       ment     end of   Total     net      net     over
                     period   income       ments(a)       income     income    period return(b)  assets   assets  rate(c)
                    -------- ----------  ------------    --------   --------   ------ --------- -------- -------- -------
Year ended:
  8/31/99.........   $9.79         $0.54   $     (0.14)  $  (0.54)  $     --   $9.65    4.25%     0.33%    5.60%  152.70%
  8/31/98.........    9.84          0.58         (0.04)     (0.58)     (0.01)   9.79    5.60      0.34     5.83    93.77
  8/31/97.........    9.76          0.59          0.08      (0.59)        --    9.84    7.09      0.34     6.02    88.02
  8/31/96.........    9.76          0.60            --      (0.60)        --    9.76    6.26      0.35     6.16   149.66
  8/31/95.........    9.78          0.55            --      (0.56)     (0.01)   9.76    5.82      0.34     5.65    70.58
                              Ratio information
                             assuming no waiver
                             of fees or expense
                               reimbursements
                             -------------------
                                       Ratio of
                                         net
                      Net    Ratio of investment
                     assets  expenses   income
                     at end     to        to
                       of    average   average
                     period    net       net
                    (000's)   assets    assets
                    -------- -------- ----------
Year ended:
  8/31/99.........  $693,157   0.33%     5.60%
  8/31/98.........   654,653   0.34      5.83
  8/31/97.........   564,642   0.34      6.02
  8/31/96.........   535,702   0.35      6.16
  8/31/95.........   529,659   0.34      5.65

(a) Includes balancing effect of calculating per unit amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Includes the effect of mortgage dollar roll transactions.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                         MORTGAGE SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                  Income from               Distributions to
                             investment operations             unitholders
                             ---------------------       -------------------------
                                                                                                              Ratio of
                                                                                                                net
                                             Net                                                     Ratio of invest-
                      Net                  realized                 In               Net               net      ment
                     asset                   and          From    excess            asset            expenses  income   Port-
                    value at   Net        unrealized       net    of net            value               to       to     folio
                     begin-  invest-     gain (loss)     invest-  invest-   From      at             average  average   turn-
                    ning of    ment       on invest-      ment     ment    paid-in  end of   Total     net      net     over
                     period   income       ments(a)      income   income   capital  period return(b)  assets   assets  rate(c)
                    -------- ----------  ------------    -------  -------  -------  ------ --------- -------- -------- -------
Year ended:
  8/31/99.........   $9.90    $     0.57   $     (0.33)  $(0.57)  $   --   $   --   $9.57    2.51%     0.29%    5.87%  168.44%
  8/31/98.........    9.75          0.64          0.13    (0.62)      --       --    9.90    8.10      0.30     6.44   108.76
  8/31/97.........    9.65          0.64          0.10    (0.64)      --       --    9.75    7.89      0.30     6.57   106.10
  8/31/96.........    9.74          0.66         (0.12)   (0.63)      --       --    9.65    5.67      0.28     6.64   163.42
  8/31/95.........    9.62          0.61          0.16    (0.61)   (0.02)   (0.02)   9.74    8.20      0.26     6.36   130.98
                              Ratio information
                             assuming no waiver
                                   of fees
                             -------------------
                                       Ratio of
                                         net
                      Net    Ratio of investment
                     assets  expenses   income
                     at end     to        to
                       of    average   average
                     period    net       net
                    (000's)   assets    assets
                    -------- -------- ----------
Year ended:
  8/31/99.........  $492,605   0.29%     5.87%
  8/31/98.........   442,550   0.30      6.44
  8/31/97.........   350,315   0.30      6.57
  8/31/96.........   332,546   0.30      6.62
  8/31/95.........   264,409   0.32      6.30

(a) Includes balancing effect of calculating per unit amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Includes the effect of mortgage dollar roll transactions.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         NOTES TO FINANCIAL STATEMENTS

                                August 31, 1999

1.Organization
  Trust for Credit Unions (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio. Units of the Fund are offered for sale solely to state and federally chartered credit unions.

2.Summary of Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund which are in conformity with those generally accepted in the investment company industry.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from these estimates and assumptions.

 A.Investment Valuation

  For the Government Securities and Mortgage Securities Portfolios, investments in mortgage backed, asset backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Fund's Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

 B.Security Transactions and Investment Income

  Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage backed securities and treasury obligations.

  For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                                August 31, 1999

2.Summary of Significant Accounting Policies--(Continued)

effective yield basis over the expected life of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

 C.Mortgage Dollar Rolls

  The Government Securities and Mortgage Securities Portfolios may enter into mortgage "dollar rolls" in which the portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The portfolios will segregate and maintain cash or liquid debt securities in an amount equal to the forward purchase price until the settlement date. For financial reporting and tax reporting purposes, the portfolios treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

 D.Federal Taxes

  It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income to its unitholders. Accordingly, no federal tax provisions are required. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules and is based upon the best available information. Therefore, in the accompanying financial statements, the source of a portfolio's distributions may be shown as (i) from net investment income, (ii) in excess of net investment income, (iii) from net realized gains on investment transactions, (iv) in excess of net realized gains on investment transactions, and/or (v) from paid-in capital.

  As of each portfolio's most recent tax year-end, the following portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

          Portfolio                     Amount              Years of Expiration
   ------------------------ ------------------------------- -------------------
   Government Securities...           $22,569,558            1999 through 2007
   Mortgage Securities.....            11,858,093            2001 through 2007

  These amounts are available to be carried forward to offset future capital gains of the corresponding portfolios to the extent permitted by applicable laws or regulations.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                                August 31, 1999

2.Summary of Significant Accounting Policies--(Continued)

  At August 31, 1999, the Fund's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes are as follows:

                                             Gross       Gross         Net
                                           Unrealized Unrealized   Unrealized
          Portfolio            Tax Cost       Gain      (Loss)       (Loss)
   ------------------------ -------------- ---------- -----------  -----------
   Money Market Portfolio.. $1,066,879,491  $     --  $        --  $        --
   Government Securities
    Portfolio..............    722,946,417   503,322   (5,751,427)  (5,248,105)
   Mortgage Securities
    Portfolio..............    498,300,175   306,880   (7,894,191)  (7,587,311)

 E.Expenses

  Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are generally allocated to the portfolios based on each portfolio's relative average net assets for the period.

3.Agreements

  Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement with the Fund. Under the Advisory Agreement, Goldman Sachs, subject to the general supervision of the Fund's Trustees, manages the Fund's portfolios and provides certain administrative services for the Fund. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, Goldman Sachs is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                   Portfolio                         Asset levels          Fee
   ----------------------------------------- ----------------------------  ----
   Money Market............................. up to $300 million            0.20%
                                             in excess of $300 million     0.15
   Government Securities.................... all                           0.20
   Mortgage Securities...................... all                           0.20

  Effective October 1, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. From July 1, 1997 to September 30, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.06% of average daily net assets; prior thereto, Goldman Sachs voluntarily agreed to limit its advisory fee to 0.12% of the first $250 million, 0.10% of the next $250 million, 0.09% of the next $250 million and 0.08% over $750 million of the portfolio's average daily net assets. This voluntary limitation

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                                August 31, 1999

3.Agreements--(Continued)

may be modified or eliminated by Goldman Sachs in the future at its discretion. For the year ended August 31, 1999, Goldman Sachs waived advisory fees amounting to approximately $1,377,000.

  Callahan Credit Union Financial Services Limited Partnership ("CUFSLP") serves as the Fund's administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Fund's Trustees, provides certain administrative services to the Fund. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                               Portfolio                      Fee
            ------------------------------------------------ -----
            Money Market.................................... 0.10%
            Government Securities...........................  0.10
            Mortgage Securities.............................  0.05

  Effective July 1, 1997, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. For the year ended August 31, 1999, CUFSLP waived administration fees amounting to approximately $1,220,000.

  CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the "Expenses") of the Money Market Portfolio exceed .20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the year ended August 31, 1999, no expenses were required to be reimbursed by CUFSLP under this agreement.

  CUFSLP and Goldman Sachs have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio's average daily net assets, and Goldman Sachs will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio's average daily net assets. For the year ended August 31, 1999, no expenses were required to be reimbursed by CUFSLP or Goldman Sachs under this agreement.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                                August 31, 1999
3.Agreements--(Continued)

  Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Fund. For the year ended August 31, 1999, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Fund for a fee.

4.Investment Transactions

  Purchases and proceeds of sales or maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the year ended August 31, 1999 were as follows ($ in thousands):

                                                           Government  Mortgage
                                                           Securities Securities
                                                           Portfolio  Portfolio
                                                           ---------- ----------
Purchases of U.S. Government and agency obligations......  $1,111,847  $654,240
Purchases (excluding U.S. Government and agency obliga-
 tions)..................................................          --   151,803
Sales or maturities of U.S. Government and agency obliga-
 tions...................................................   1,009,190   679,757
Sales or maturities (excluding U.S. Government and agency
 obligations)............................................          --    79,894

5.Line of Credit Facility

  The Money Market Portfolio participates in a $250,000,000 uncommitted unsecured revolving line of credit facility. The Government Securities and Mortgage Securities Portfolios participates in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid to the Fund based on the amount of the commitment, which has not been utilized. During the year ended August 31, 1999, the Funds did not have any borrowings under these credit facilities.

6.Repurchase Agreements

  During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank and Trust Company, the Fund's custodian, or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                                August 31, 1999

7.Joint Repurchase Agreement Accounts

  The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

  As of August 31, 1999, the Money Market Portfolio had a 3.54% undivided interest in the repurchase agreements in Joint Account I. As of August 31, 1999, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.

                                Principal                          Amortized
                                  Amount      Interest Maturity       Cost
Joint Account I              ($ in thousands)   Rate     Date   ($ in thousands)
---------------              ---------------- -------- -------- ----------------
Barclays Capital, Inc......     $ 500,000       5.45%  09/01/99    $  500,000
Barclays Capital, Inc......       350,000       5.56   09/01/99       350,000
Bear Stearns & Co., Inc....       500,000       5.45   09/01/99       500,000
Deutsche Bank Securities,
 Inc. .....................       800,000       5.44   09/01/99       800,000
Donaldson Lufkin &
 Jenrette, Inc.............     1,220,000       5.44   09/01/99     1,220,000
Morgan Stanley Dean Witter
 & Co......................       200,000       5.45   09/01/99       200,000
Salomon Smith Barney
 Holdings, Inc.............       800,000       5.44   09/01/99       800,000
Warburg Dillon Read........       674,600       5.44   09/01/99       674,600
Warburg Dillon Read........       150,000       5.50   09/01/99       150,000
                                                                   ----------
 Total Joint Repurchase
  Agreement Account I......                                        $5,194,600
                                                                   ==========

  As of August 31, 1999, the Money Market Portfolio, Government Securities Portfolio and the Mortgage Securities Portfolio had a 7.24%, 1.25% and 0.58% undivided interest, respectively, in the repurchase agreements in Joint Account
II. As of August 31, 1999, the repurchase agreements in this joint account were fully collateralized by mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities.

                                Principal                          Amortized
                                  Amount      Interest Maturity       Cost
Joint Account II             ($ in thousands)   Rate     Date   ($ in thousands)
----------------             ---------------- -------- -------- ----------------
Banc of America Securities
 LLC.......................     $1,300,000      5.52%  09/01/99    $1,300,000
Bear Stearns & Co., Inc. ..        300,000      5.51   09/01/99       300,000
Deutsche Bank Securities,
 Inc. .....................      1,006,800      5.50   09/01/99     1,006,800
Lehman Brothers, Inc.......        300,000      5.65   09/01/99       300,000
Salomon Smith Barney
 Holdings, Inc.............        200,000      5.50   09/01/99       200,000
                                                                   ----------
 Total Joint Repurchase
  Agreement Account II.....                                        $3,106,800
                                                                   ==========

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                                August 31, 1999

8.Certain Reclassifications

  In accordance with Statement of Position 93-2, the Government Securities Portfolio reclassified $130,229 of accumulated distribution in excess of net investment income to paid-in capital and $513,453 from paid-in capital to accumulated net realized loss on investment. In addition, the Mortgage Securities Portfolio reclassified $462,457 and $187,105 from paid-in capital to accumulated distribution in excess of net investment income and accumulated net realized loss on investment, respectively. These reclassifications have no impact on the net asset values of each Portfolio and are designed to present each Portfolio's capital accounts on a tax basis.

9.Other Matters

  Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs or its affiliates, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.

[LOGO]

Goldman
Sachs

TCUANN99


---------------------------
           TRUST

     for Credit Unions
---------------------------

Trustees
Robert M. Coen, Chairman
John T. Collins, Vice-Chairman
Gene R. Artemenko
James C. Barr
Edgar F. Callahan
Thomas S. Condit
Douglas C. Grip
Betty G. Hobbs
Gary Oakland
Wendell A. Sebastian

Officers
Judith E. Sandberg, President
Jesse Cole, Vice President
Charles W. Filson, Vice President
James A. Fitzpatrick, Vice President
Gordon F. Linke, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Elizabeth Anderson, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Kaysie Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Advisor
Goldman Sachs Asset Management,
a separate operating division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Auditors
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110